Trade and other receivables (Details) - CAD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade and other receivables	$ 5,615	$ 3,308
Trade account receivable
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade and other receivables	15,557	3,833
Factoring
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade and other receivables	9,013	0
Allowance for doubtful accounts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade and other receivables	$ (929)	$ (525)